CONDENSED CONSOLIDATED STATEMENTS OF OPERATION (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues	$ 2,142,932	$ 1,653,430	$ 7,691,704	$ 4,849,470
Cost of goods sold	560,243	439,158	1,961,877	2,426,544
Gross profit	1,582,689	1,214,272	5,729,827	2,422,926
Costs and expenses:
Sales and marketing	1,893,541	1,628,608	6,883,953	4,378,694
Research and development	406,943	296,131	1,427,211	697,355
General and administrative	1,605,759	1,230,608	5,220,599	4,315,604
Total costs and expenses	3,906,243	3,155,347	13,531,763	9,391,653
Loss from operations	(2,323,554)	(1,941,075)	(7,801,936)	(6,968,727)
Other income (expense):
Interest expense	(1,067,621)	(125,125)	(1,391,342)	(1,094,657)
Interest expense - deferred financing costs	(44,216)	(34,951)	(986,844)	(1,223,126)
Change in fair value of warrant liability				62,305
Other income (expense)	(2,117)	(8,174)	23,972	4,985
Total other income (expense)	(1,113,954)	(168,250)	(2,354,214)	(2,250,493)
Loss before income taxes			(10,156,150)	(9,219,220)
Income tax benefit			738,192
Net loss	(3,437,508)	(2,109,325)	(9,417,958)	(9,219,220)
Preferred Stock dividends (assumes all paid)				(1,028,351)
Net loss attributable to common stockholders	$ (3,437,508)	$ (2,109,325)	$ (9,417,958)	$ (10,247,571)
Weighted Average Common Shares outstanding - basic and diluted	11,124,633	11,062,339	11,089,425	3,697,390
Loss Per Common share - basic and diluted	$ (0.31)	$ (0.19)	$ (0.85)	$ (2.77)